UNITED STATES
             SECRITIES AND EXCHANGE COMMISSION
                   WASHINGTON D.C. 20549
                         FORM 13F
                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               Analytic Asset Management, Inc.
Address:            600 Third Avenue, Floor 17
                    New York, NY 10016

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:             Taylor T. Gray
Title:            Executive Vice President
Phone:            212-984-6270

Signature,        Place,               and Date of Signing:
Taylor T. Gray,   New York, New York,  November 5, 2003

Report Type (Check only one.):
               [ X]        13F HOLDINGS REPORT.
               [  ]        13F NOTICE.
               [  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:  NONE

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       81
Form 13F Information Table Value Total:       $194,931

List of Other Included Managers:
NONE

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FORM 13F INFORMATION TABLE
                                                           VALUE   SHRS/    SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
       NAME OF ISSUER           TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Amdocs Ltd                     COM              G02602103      846    45000 SH       SOLE                   45000                  0
Amer. Int'l Group              COM              026874107     3309    57340 SH       SOLE                   21485              35855
American Express Co            COM              025816109     3668    81400 SH       SOLE                   81400                  0
AmSouth Bancorporation         COM              032165102     3509   165360 SH       SOLE                    3000             162360
Apache Corp                    COM              037411105     1343    19362 SH       SOLE                   13650               5712
Atlantic Liberty               COM              048668107      535    27700 SH       SOLE                   27700                  0
Autodesk Inc                   COM              052769106     1811   106400 SH       SOLE                  106400                  0
Bank Of America Corp           COM              060505104     1834    23500 SH       SOLE                   23500                  0
Biomet                         COM              090613100     1109    33100 SH       SOLE                   33100                  0
Bristol-Myers Squibb           COM              110122108      309    12049 SH       SOLE                    5600               6449
Burlington Northern            COM              12189T104     1750    60610 SH       SOLE                   48650              11960
Calpine                        COM              131347106      237    48520 SH       SOLE                       0              48520
Cardinal Health                COM              14149Y108     2885    49404 SH       SOLE                   13500              35904
Check Point Software           COM              M22465104      168    10000 SH       SOLE                   10000                  0
ChevronTexaco Corp             COM              166764100     1493    20900 SH       SOLE                   20900                  0
Cisco Systems Inc.             COM              17275R102     3369   171958 SH       SOLE                  169958               2000
Citigroup Inc                  COM              020002101     4856   106693 SH       SOLE                  105493               1200
Coca-Cola                      COM              093671105     1061    24700 SH       SOLE                   24700                  0
Colgate Palmolive Co           COM              194162103     4684    83800 SH       SOLE                   83800                  0
Comcast Corp - Cl A            COM              200300200      889    29990 SH       SOLE                   29990                  0
ConAgra Foods Inc              COM              205887102     3568   167970 SH       SOLE                       0             167970
Consolidated Edison Co         COM              209115104      454    11150 SH       SOLE                   11150                  0
Costco                         COM              22160K105     5300   170150 SH       SOLE                  125250              44900
Cox Communications Inc         COM              224044107      247     7800 SH       SOLE                    7800                  0
Dell Computer                  COM              247025109      896    26800 SH       SOLE                   26800                  0
Dominion Resources Inc         COM              25746U109     3913    63210 SH       SOLE                       0              63210
DST Systems Inc                COM              233326107     1045    27800 SH       SOLE                   27800                  0
Edwards AG Inc Com             COM              281760108      269     7000 SH       SOLE                    7000                  0
EI Du Pont De Nemours          COM              263534109     3162    79040 SH       SOLE                   79040                  0
Elan Corp Plc-Adr              COM              284131208      304    57450 SH       SOLE                       0              57450
Eli Lilly & Co.                COM              532457108     1835    30900 SH       SOLE                   30900                  0
EMC Corp.                      COM              268648102      644    51000 SH       SOLE                   51000                  0
Estee Lauder                   COM              518439104     1524    44700 SH       SOLE                   43900                800
Exxon Mobil Corp.              COM              302290101     7610   207914 SH       SOLE                  128798              79116
Fannie Mae                     COM              313586109     2668    38000 SH       SOLE                   37500                500
First Data Corp                COM              319963104      799    20000 SH       SOLE                   20000                  0
Fiserv Inc                     COM              337738108     2551    70287 SH       SOLE                   70287                  0
FPL Group                      COM              302571104     2555    40435 SH       SOLE                    6100              34335
General Electric Co            COM              369604103     6865   230308 SH       SOLE                  229508                800
Gillette Company               COM              375766102      847    26496 SH       SOLE                   23350               3146
Health Care PPTY Inv           COM              421915109     3548    75983 SH       SOLE                       0              75983
Healthcare REIT                COM              42217K106     2353    76260 SH       SOLE                       0              76260
Intel Corp                     COM              458140100     4819   175115 SH       SOLE                  175115                  0
International Business MachinesCOM              459200101      263     2982 SH       SOLE                    2280                702
International Rectifier        COM              460254105     1969    52600 SH       SOLE                       0              52600
Jack Henry & Associates Inc    COM              426281101      609    35000 SH       SOLE                   35000                  0
Johnson & Johnson              COM              478160104     5273   106479 SH       SOLE                   37810              68669
Kansas City Southern Inc       COM              485170104      203    18324 SH       SOLE                       0              18324
Kimberly Clark Corp.           COM              494368103     3356    65400 SH       SOLE                   65400                  0
Kinder Morgan Inc              COM              49455P101     4360    80720 SH       SOLE                   36600              44120
Legg Mason Inc                 COM              524901105     4613    63895 SH       SOLE                   21500              42395
Limited Brands                 COM              532716107     2122   140700 SH       SOLE                  140700                  0
Marsh & McLennan Cos           COM              571748102     2845    59750 SH       SOLE                   59550                200
Medtronic                      COM              585055106     3359    71600 SH       SOLE                   71600                  0
Merck & Company Inc            COM              589331107     3702    73143 SH       SOLE                   34882              38261
Microsoft Corp.                COM              594918104     7662   275595 SH       SOLE                  152970             122625
Morgan Stan Dean Wittr         COM              617446448     4264    84500 SH       SOLE                   84500                  0
Mylan Laboratories             COM              628530107     3165    81880 SH       SOLE                   20000              61880
National-Oilwell Inc           COM              637071101      635    35000 SH       SOLE                   35000                  0
Nokia Corp                     COM              654902204     1140    73065 SH       SOLE                   68000               5065
North Fork Bancorporation      COM              659424105      535    15400 SH       SOLE                    4000              11400
Northern Trust Corp            COM              665859104     1999    47200 SH       SOLE                   47200                  0
Oracle Systems Corp            COM              68389X105      404    35900 SH       SOLE                   32900               3000
Pennsylvania REIT              COM              709102107     4038   120725 SH       SOLE                   48250              72475
Pepsico Inc.                   COM              713448108      392     8555 SH       SOLE                     800               7755
Pfizer Inc.                    COM              717081103     4216   138768 SH       SOLE                   99300              39468
Procter & Gamble Co            COM              742718109     4849    52242 SH       SOLE                   48742               3500
Roslyn Bancorp Inc             COM              778162107      658    28000 SH       SOLE                   28000                  0
Royal Dutch Petroleum          COM              780257804      509    11520 SH       SOLE                   11520                  0
Schlumberger Ltd.              COM              806857108      469     9700 SH       SOLE                    9700                  0
Sun Microsystems Inc           COM              866810104       63    19150 SH       SOLE                   19150                  0
Sungard Data Systems           COM              867363103     2039    77500 SH       SOLE                       0              77500
Tanger Factory Outlets         COM              875465106      679    18475 SH       SOLE                       0              18475
Viacom Inc                     COM              925524308     2813    73450 SH       SOLE                   73450                  0
Walgreen Co.                   COM              931422109     5282   172395 SH       SOLE                  101650              70745
Wal-Mart Stores Inc            COM              931142103     2597    46500 SH       SOLE                   44200               2300
Washington Reit                COM              939653101     4202   144900 SH       SOLE                   11000             133900
Waste Mgmt Inc                 COM              94106L109     3679   140580 SH       SOLE                       0             140580
Weatherford Intl               COM              947074100     3181    84185 SH       SOLE                       0              84185
Weingarten Realty Investors    COM              948741103     3527    78375 SH       SOLE                   21800              56575
Wendys Intl Inc Com            COM              950590109     1819    56310 SH       SOLE                       0              56310


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